Document and Entity Information	Apr. 14, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001437071
Document Type	8-K
Document Period End Date	Apr. 14, 2020
Entity Registrant Name	Invesco Mortgage Capital Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34385
Entity Tax Identification Number	26-2749336
Entity Address, Address Line One	1555 Peachtree Street
Entity Address, Address Line Two	NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IVR
Security Exchange Name	NYSE
Series A Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.75% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	IVRpA
Security Exchange Name	NYSE
Series B Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.75% Fixed-to-Floating Series B Cumulative Redeemable Preferred Stock
Trading Symbol	IVRpB
Security Exchange Name	NYSE
Series C Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.50% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	IVRpC
Security Exchange Name	NYSE